ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

Flex(b)®

Individual Flexible Premium Deferred Variable Annuities

Annual Supplement Dated April 30, 2020 to

Flex(b) Prospectus Dated May 1, 2019

The information in this Supplement updates and otherwise supplements the Flex(b) Prospectus dated May 1, 2019 (the "2019 Flex(b) Prospectus"). Please read this Supplement carefully and retain it for future reference.

The Flex(b) Prospectus currently includes the documents listed below.

∙Annual Supplement Dated April 30, 2020, which includes prospectus information that has been revised since May 1, 2019

∙2019 Flex(b) Prospectus

∙2019 Supplemental Prospectus-Guaranteed Withdrawal Benefit Riders ("2019 GWB Rider Supplement"), which applies only to Contracts issued before June 1, 2009 with a guaranteed withdrawal benefit rider

The financial statements of Annuity Investors Variable Account C for the year ended December 31, 2019, accompany this Annual Supplement.

How to Get Copies of Documents and Financial Statements

You can access the documents and financial statements described above on our website at gaig.com/annuities/pages/variable- compliance-docs.aspx .   If you would like a free paper copy of any document or financial statement described above, contact us.

Our Contact Information

Company Name: Annuity Investors Life Insurance Company

Mailing Address: P.O. Box 5423, Cincinnati OH 45201-5423

Service Center: 1.800.789.6771

Website:gaig.com

Form and File Numbers

Our contract form number for Flex(b) is P1814707NW. Form numbers may vary by state. The SEC file number for Flex(b) is 333-148444.

Terminology

Unless otherwise indicated, terms used in this Supplement have the same meaning as in the 2019 Flex(b) Prospectus.

Internet Delivery of Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting the Company at 1- 800-789-6771.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the Company at 1-800-789-6771. Your election to receive reports in paper will apply to all Portfolios available under your Contract.

Table of Contents
PORTFOLIOS...................................................................................................................................................................................	3
EXPENSE TABLES ..........................................................................................................................................................................	5
EXAMPLES ......................................................................................................................................................................................	6
FINANCIAL INFORMATION.............................................................................................................................................................	8
OVERVIEW ......................................................................................................................................................................................	8
PORTFOLIOS, SHARE CLASSES, ADVISORS AND INVESTMENT CATEGORIES.....................................................................	9
PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS .............................................................................	11
DEATH BENEFIT ...........................................................................................................................................................................	11
SETTLEMENT OPTIONS...............................................................................................................................................................	13
THE CONTRACT............................................................................................................................................................................	14
ABANDONED PROPERTY AND ESCHEATMENT........................................................................................................................	14
FEDERAL TAX MATTERS .............................................................................................................................................................	15
APPENDIX A: CONDENSED FINANCIAL INFORMATION ...........................................................................................................	18
APPENDIX D: CLOSED SUBACCOUNTS.....................................................................................................................................	18

PORTFOLIOS

The updated information set out below replaces in its entirety the Portfolio information on the COVER PAGE of the 2019 Flex(b) Prospectus.

The Subaccounts under the Contract invest in the corresponding Portfolios listed below.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio - Class B (Closed April 30, 2010)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund - Series II

Invesco Oppenheimer V.I. Conservative Balanced Fund - Series II (Closed April 30, 2009)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II

Invesco Oppenheimer V.I. Global Fund - Series II

Invesco Oppenheimer V.I. Main Street Fund® - Series II

Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II

Invesco V.I. American Value Fund - Series I

Invesco V.I. Comstock Fund - Series I

Invesco V.I. Global Real Estate Fund - Series II

Invesco V.I. International Growth Fund - Series II

Invesco V.I. Mid Cap Core Equity Fund - Series II

Invesco V.I. Small Cap Equity Fund - Series I

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio - Class II

Morningstar Conservative ETF Asset Allocation Portfolio - Class II

Morningstar Growth ETF Asset Allocation Portfolio - Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund - Class I

VP Large Company Value Fund - Class II

VP Mid Cap Value Fund - Class II

BNY Mellon Investment Portfolios

MidCap Stock Portfolio - Service Shares

BNY Mellon Stock Index Fund, Inc.

BNY Mellon Stock Index Fund, Inc. - Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares

BNY Mellon Variable Investment Fund

Government Money Market Portfolio

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio (Closed April 30, 2012)

Davis Variable Account Fund, Inc.

Davis Value Portfolio (Closed April 30, 2015)

Deutsche DWS Variable Series II

DWS International Growth VIP - Class A

DWS Small Mid Cap Value VIP - Class B

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Global Discovery VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Foreign VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio - Service Shares

Janus Henderson VIT Enterprise Portfolio - Service Shares

Janus Henderson VIT Overseas Portfolio - Service Shares

Janus Henderson VIT Research Portfolio - Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio - Class I

Discovery Portfolio - Class I

Neuberger Berman Advisers Management Trust

Sustainable Equity Portfolio - Class S

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio - Administrative Class

PIMCO Real Return Portfolio - Administrative Class

PIMCO Total Return Portfolio - Administrative Class

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

Closed Portfolios

Each investment option listed above as "Closed" is available only to Contract Owners who held Accumulation Units in the Subaccount on the date on which it was closed. A Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

Morningstar Portfolios

If your Contract Effective date is before June 1, 2009 and you have activated a guaranteed withdrawal benefit rider, you may only allocate funds to the Morningstar Portfolios.

Portfolio Changes since May 1, 2019

The list of Portfolios reflects name changes and acquisitions that have occurred since May 1, 2019 as described in the 2019 Flex(b) Prospectus or as otherwise described below. If the name of a Portfolio was changed, it is listed under its new name. If a Portfolio was acquired by another Portfolio, the acquired Portfolio is no longer included in the list.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): On or about May 24, 2019, each fund of Oppenheimer Variable Account Funds merged into a corresponding, newly formed fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) listed below. Service shares were re-designated as Series II shares.

∙Oppenheimer Capital Appreciation Fund/VA merged into Invesco Oppenheimer V.I. Capital Appreciation Fund.

∙Oppenheimer Conservative Balanced Fund/VA merged into Invesco Oppenheimer V.I. Conservative Balanced Fund.

∙Oppenheimer Global Fund/VA merged into Invesco Oppenheimer V.I. Global Fund.

∙Oppenheimer Main Street Fund® /VA merged into Invesco Oppenheimer V.I. Main Street Fund®.

∙Oppenheimer Main Street Small Cap Fund/VA merged into Invesco Oppenheimer V.I. Main Street Small Cap Fund®.

BNY Mellon Investment Portfolios: Effective on or about June 3, 2019, Dreyfus Investment Portfolios was renamed BNY

Mellon Investment Portfolios. There were no changes in the names of the following funds: MidCap Stock Portfolio and Technology Growth Portfolio.

BNY Mellon Stock Index Fund, Inc.: Effective on or about June 3, 2019, Dreyfus Stock Index Fund, Inc. was renamed BNY Mellon Stock Index Fund, Inc.

The BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Effective on or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. was renamed BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

BNY Mellon Variable Investment Fund: Effective on or about June 3, 2019, Dreyfus Variable Investment Fund was renamed

BNY Mellon Variable Investment Fund. There were no changes in the names of the following portfolios: Appreciation Portfolio and Government Money Market Portfolio.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Effective April 30, 2020, Invesco V.I. Mid Cap Growth Fund merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

EXPENSE TABLES

The information below replaces in its entirety the EXPENSE TABLES section of the 2019 Flex(b) Prospectus.

EXPENSE TABLES

These tables describe the fees and expenses you will pay when you buy your Contract, during the time that you own your Contract, and when you withdraw money from your Contract.

Table A: Contract Owner Transaction Expenses

(Replaces Table A in the 2019 Flex(b) Prospectus)

The first table describes the fees and expenses that you will pay at the time you buy your Contract, withdraw money from your Contract, surrender your Contract, annuitize your Contract, make a transfer between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Sales load imposed on Purchase Payments	None	None
Early withdrawal charge on withdrawals and on surrender or annuitization	8.00%	8.00%
Transfer Fee	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Processing Fee	None	$50
Loan Interest Spread	3.00%	7.00%

The early withdrawal charge is calculated as a percentage of the Purchase Payment withdrawn, surrendered or annuitized. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 6 years. We waive the early withdrawal charge that would otherwise apply if you annuitize your Contract for life or for a fixed period of at least 10 years and under other circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.

The transfer fee currently applies to each transfer in excess of 12 in any Contract Year.

Loans are available only on certain Tax Qualified Contracts. Generally, we require collateral in an amount equal to 110% of the outstanding loan balance. The Loan Interest Spread is the difference between the interest rate we charge you on a loan and the interest rate we credit to collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral may be as low as 1%, the maximum loan interest spread is 7%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest spread will be higher than 7%.

Table B: Annual Expenses

(Replaces Table B in the 2019 Flex(b) Prospectus)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

			Contract with Enhanced
		Contract with Enhanced	Death Benefit Rider
	Standard Contract	Death Benefit Rider	Issued Before 5/1/09
Annual Contract Maintenance Fee	$30	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.10%	1.35%	1.30%
Administration Charge	0.15%	0.15%	0.15%
Total Separate Account Annual Expenses	1.25%	1.50%	1.45%

If you surrender your Contract, we will apply the contract maintenance fee at that time.

The Enhanced Death Benefit Rider is optional. There is no separate charge for this Rider but, if you selected the Rider when you bought your Contract, a higher mortality and expense risk charge will apply to your Contract. See the Death Benefit section of this prospectus for more information about this Rider.

Table C: Total Annual Portfolio Operating Expenses

(Replaces Table C in the 2019 Flex(b) Prospectus)

The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio's fees and expenses is contained in the prospectus of that Portfolio.

Minimum Maximum

0.51%1.64%

The minimum expenses are the expenses of the Franklin U.S. Government Securities VIP Fund. The maximum expenses are the expenses of the DWS International Growth VIP.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2019. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the ALPS Variable Investment Trust (Morningstar portfolios) and the Wilshire Variable Insurance Trust are structured as "fund of funds" and invest in other investment companies (acquired funds). As a result, each Morningstar portfolio and the Wilshire portfolio will likely incur higher expenses than funds that invest directly in securities.

EXAMPLES

The information below replaces in its entirety the EXAMPLES section of the 2019 Flex(b) Prospectus and the subsection entitled "Flex(b)" of the SUPPLEMENT TO EXAMPLES section of the 2019 GWB Rider Supplement.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include:

∙early withdrawal charges (described in Table A above);

∙annual contract maintenance fee and Separate Account annual expenses (described in Table B above); and

∙Portfolio operating expenses (described in Table C above).

Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Contract with Optional Death Benefit Rider and Maximum Fund Operating Expenses (Replaces Example 1 in the 2019 Flex(b) Prospectus)

Assumptions:

∙You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

∙You select the Enhanced Death Benefit Rider when you purchase your Contract.

∙The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.50% are incurred.

∙The maximum Portfolio expenses (1.64%) are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period or you
annuitize your Contract for a fixed period of less than 10 years at the end of the	$1,152	$1,725	$2,396	$4,685
period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:
We assume that you keep your Contract and leave your money in your Contract
for the entire period or you annuitize your Contract for life or for a fixed period of	$352	$1,125	$1,996	$4,685
10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:

Example 2: Contract with No Riders and Minimum Fund Operating Expenses (Replaces Example 2 in the 2019 Flex(b) Prospectus)

Assumptions:

∙You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

∙You do not select the Enhanced Death Benefit Rider when you purchase your Contract.

∙The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.25% are incurred.

∙The minimum Portfolio expenses (0.51%) are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period or you
annuitize your Contract for a fixed period of less than 10 years at the end of the	$212	$685	$1,230	$2,963
period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:
We assume that you keep your Contract and leave your money in your Contract
for the entire period or you annuitize your Contract for life or for a fixed period of	$212	$685	$1,230	$2,963
10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:

Example 3: Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

This example applies only if your Contract was issued before June 1, 2009 and you have activated one of the guaranteed withdrawal benefit riders. (Replaces the Flex(b) Example in the 2019 GWB Rider Supplement)

Assumptions:

∙You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

∙You allocate your purchase payment to the Morningstar Growth ETF Asset Allocation Portfolio for the periods indicated, which is the Portfolio with the highest expenses (0.89%) among the underlying Portfolios in which the Designated Subaccounts invest.

∙You activate the Guaranteed Lifetime Withdrawal Benefit Rider with both the Enhanced Benefit and the Spousal Benefit when you purchase your Contract and the maximum rider charge of 2.10% is incurred. The rider rollup rate is 6%.

∙You select the Enhanced Death Benefit Rider when you purchase your Contract and, as a result, Separate Account annual expenses of 1.50% are incurred.

∙The annual contract maintenance fee of $30 is incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you
annuitize your Contract for a fixed period of less than 10 years at the	$1,286	$2,173	$3,221	$6,744
end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:

	1 year	3 years	5 years	10 years
We assume you keep your Contract and leave your money in your
Contract for the entire period or you annuitize your Contact for life or for	$486	$1,573	$2,821	$6,744
a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:

Additional Information about Expenses of the Morningstar Growth ETF Asset Allocation Portfolio. The Morningstar Growth ETF Asset Allocation Subaccount invests in the Portfolio's Class II shares. The Growth Portfolio's shareholders indirectly bear the expenses of the underlying ETFs in which the Growth Portfolio invests. The Growth Portfolio's indirect expenses of investing in the underlying ETFs represents the Growth Portfolio's pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Growth Portfolio's anticipated average invested balance in each underlying ETF, the anticipated number of days invested, and each underlying ETF's net total annual fund operating expenses for the fiscal period ended December 31, 2019. The Growth Portfolio expenses in the examples will not correlate to the expense ratio in the Growth Portfolio's financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Growth Portfolio, not the indirect costs of investing in the underlying ETFs. Excluding the indirect costs of investing in the underlying ETFs, total annual fund operating expenses are 0.78% for Class II shares.

FINANCIAL INFORMATION

The text below replaces in its entirety the FINANCIAL INFORMATION section of the 2019 Flex(b) Prospectus.

The financial statements of Annuity Investors Variable Account C for the year ended December 31, 2019, accompany this Supplement and are available at gaig.com/annuities/pages/variable-compliance-docs.aspx .

The financial statements of Annuity Investors Life Insurance Company for the years ended December 31, 2019, 2018 and 2017 are available at gaig.com/annuities/pages/variable-compliance-docs.aspx .   If you would like a free paper copy of these financial statements, contact us.

OVERVIEW

The text below replaces in its entirety the subsection entitled "What Are the Risks Related to the Contract?" of the OVERVIEW section of the 2019 Flex(b) Prospectus.

What Are the Risks Related to the Contract?

∙The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

o The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. As of the date of this prospectus, the COVID-19 pandemic has led to significant volatility and negative returns in the financial markets. These market conditions have impacted the performance of the variable investment options available under the Contract. If these market conditions continue, and depending on your individual circumstances (e.g., your selected variable investment options and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a Financial Professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.

∙Claims related to the annuity and death benefits are backed only by the claims paying ability of the Company.

oThe economic impacts of the COVID-19 pandemic may negatively affect our financial condition and results of operations. The extent to which the COVID-19 pandemic impacts financial markets, the global economy, and our financial strength and claims-paying ability will depend on future developments that cannot be predicted with certainty. We continue to be subject to significant state solvency regulations that require us to reserve amounts to pay our contractual guarantees.

∙An early withdrawal charge may apply if you withdraw money from your Contract or surrender or annuitize your Contract.

∙If you withdraw money from your Contract or surrender your Contract before age 59½, a penalty tax may be applicable.

PORTFOLIOS, SHARE CLASSES, ADVISORS AND INVESTMENT CATEGORIES

The text below replaces in its entirety the PORTFOLIOS, SHARES CLASSES, ADVISORS AND PORTFOLIO INVESTMENT CATEGORIES section of the 2019 Flex(b) Prospectus.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE	ADVISOR	INVESTMENT
	CLASS		CATEGORY

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital	Series II	Invesco Advisers, Inc.	US Equity Large Cap
Appreciation Fund			Growth: Large Growth
Invesco Oppenheimer V.I. Discovery Mid	Series II	Invesco Advisers, Inc.	US Equity Mid Cap:
Cap Growth Fund			Mid Growth
Invesco Oppenheimer V.I. Global Fund	Series II	Invesco Advisers, Inc.	Global Equity Large
Cap: Large Growth
Invesco Oppenheimer V.I. Main Street	Series II	Invesco Advisers, Inc.	US Equity Large Cap
Fund®			Blend: Large Blend
Invesco Oppenheimer V.I. Main Street	Series II	Invesco Advisers, Inc.	US Equity Small Cap:
Small Cap Fund®			Small Blend
Invesco V.I. American Value Fund	Series I	Invesco Advisers, Inc.	US Equity Mid Cap:
Mid Value
Invesco V.I. Comstock Fund	Series I	Invesco Advisers, Inc.	US Equity Large Cap
Value: Large Value
Invesco V.I. Global Real Estate Fund	Series II	Invesco Advisers, Inc.	Real Estate Sector
Equity: Mid Blend
Invesco V.I. International Growth Fund	Series II	Invesco Advisers, Inc.	Global Equity Large
Cap: Large Growth
Invesco V.I. Mid Cap Core Equity Fund	Series II	Invesco Advisers, Inc.	US Equity Mid Cap:
Mid Blend
Invesco V.I. Small Cap Equity Fund	Series I	Invesco Advisers, Inc.	US Equity Small Cap:
Small Growth
ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation	Class II	ALPS Advisers, Inc. Sub-	Moderate Allocation:
Portfolio		Advisor: Morningstar Investment	Large Blend
Management LLC
Morningstar Conservative ETF Asset	Class II	ALPS Advisers, Inc. Sub-	Cautious Allocation:
Allocation Portfolio		Advisor: Morningstar Investment	Large Value
Management LLC
Morningstar Growth ETF Asset Allocation	Class II	ALPS Advisers, Inc. Sub-	Aggressive Allocation:
Portfolio		Advisor: Morningstar Investment	Large Blend
Management LLC
Morningstar Income and Growth ETF Asset	Class II	ALPS Advisers, Inc. Sub-	Cautious Allocation:
Allocation Portfolio		Advisor: Morningstar Investment	Large Blend
Management LLC
American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund	Class I	American Century Investment	US Equity Mid Cap:
		Management, Inc.	Mid Growth
VP Large Company Value Fund	Class II	American Century Investment	US Equity Large Cap
		Management, Inc.	Value: Large Value
VP Mid Cap Value Fund	Class II	American Century Investment	US Equity Mid Cap:
		Management, Inc.	Mid Value
BNY Mellon Investment Portfolios

MidCap Stock Portfolio	Service	BNY Mellon Investment Adviser, Inc.	US Equity Mid Cap:
	Shares		Mid Blend

PORTFOLIO	SHARE	ADVISOR	INVESTMENT
	CLASS		CATEGORY

BNY Mellon Stock Index Fund, Inc.

BNY Mellon Stock Index Fund, Inc.	Service	BNY Mellon Investment Adviser, Inc.	US Equity Large Cap
	Shares	Index Manager: Mellon Investments	Blend: Large Blend
Corporation (an affiliate of BNY
Mellon Investment Adviser, Inc.)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

BNY Mellon Sustainable U.S. Equity	Service	BNY Mellon Investment Adviser, Inc.	US Equity Large Cap
Portfolio, Inc.	Shares	Sub-Advisor: Newton Investment	Blend: Large Blend
Management Limited
BNY Mellon Variable Investment Fund

Government Money Market Portfolio		Dreyfus Cash Investment Strategies,	US Money Market
a division of BNY Mellon Investment
Adviser, Inc.
Deutsche DWS Variable Series II

DWS International Growth VIP	Class A	DWS Investment Management	Global Equity Large
		Americas, Inc.	Cap: Large Growth
DWS Small Mid Cap Value VIP	Class B	DWS Investment Management	US Equity Mid Cap:
		Americas, Inc.	Mid Value
Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	Global Equity Large
Cap: Large Value
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	Aggressive Allocation:
Large Value
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	US Equity Small Cap:
Small Value
Franklin U.S. Government Securities VIP	Class 2	Franklin Mutual Advisers, LLC	US Fixed Income
Fund
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel, LLC	Global Equity Large
Cap: Large Value
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	Fixed Income
Miscellaneous
Janus Aspen Series

Janus Henderson VIT Balanced Portfolio	Service	Janus Capital Management LLC	Moderate Allocation:
	Shares		Large Blend
Janus Henderson VIT Enterprise Portfolio	Service	Janus Capital Management LLC	US Equity Mid Cap:
	Shares		Mid Growth
Janus Henderson VIT Overseas Portfolio	Service	Janus Capital Management LLC	Global Equity Large
	Shares		Cap: Large Blend
Janus Henderson VIT Research Portfolio	Service	Janus Capital Management LLC	US Equity Large Cap
	Shares		Growth: Large Growth
Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment	US Fixed Income
Management, Inc.
Discovery Portfolio	Class I	Morgan Stanley Investment	US Equity Mid Cap:
		Management, Inc.	Mid Growth
Neuberger Berman Advisers Management Trust

Sustainable Equity Portfolio	Class S	Neuberger Berman Investment	US Equity Large Cap
		Advisers LLC	Blend: Large Blend
PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio	Administrative	Pacific Investment Management	US Fixed Income
	Class	Company LLC

PORTFOLIO	SHARE	ADVISOR	INVESTMENT
	CLASS		CATEGORY

PIMCO Real Return Portfolio	Administrative	Pacific Investment Management	US Fixed Income
	Class	Company LLC
PIMCO Total Return Portfolio	Administrative	Pacific Investment Management	US Fixed Income
	Class	Company LLC
Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund		Wilshire Associates Incorporated	Moderate Allocation:
Large Blend

The investment category for a Portfolio that is listed in the table above was assigned by an unaffiliated provider of independent investment research and is based on portfolio statistics and compositions over the past three years.

Each Morningstar Portfolio and the Wilshire Portfolio listed in the table above is structured as a "fund of funds". A "fund of funds" attempts to achieve its investment objective by investing in other investment companies (each, an "Acquired Fund"), which in turn invests directly in securities. Each Morningstar Portfolio and the Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Morningstar Portfolios and the Wilshire Portfolio will likely incur higher expenses than funds that invest directly in securities.

PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS

The text below is added to the subsection entitled "Purchase Payments" of the PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS section of the 2019 Flex(b) Prospectus.

Unforeseen Processing Delays. We are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While many of our employees and the employees of our service providers are able to work remotely, those remote work arrangements may result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate Accumulation Unit Values, or have other possible negative impacts. There can be no assurance that our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

DEATH BENEFIT

The text below replaces in its entirety the DEATH BENEFIT section of the 2019 Flex(b) Prospectus.

Definitions

Death Benefit Commencement Date. The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum. The Beneficiary designates the Death Benefit Commencement Date when filing a claim by Written Request. It can be no earlier than the date that we have received at our administrative office both Due Proof of Death and a claim in Good Order with instructions as to the form of the Death Benefit.

Death Benefit Valuation Date. The earlier of: (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request with instructions as to the form of the Death Benefit; or (2) the first anniversary of death.

Due Proof of Death. A certified copy of a death certificate or a certified copy of a decree made by a court of competent jurisdiction as to the finding of death. We will also accept other proof that is satisfactory to us.

Death Benefit

A Death Benefit is payable under your Contract if, before the Annuity Commencement Date and before the Contract is surrendered:

∙an Owner dies; or

∙an Owner is a non-natural person and the Annuitant dies.

For this purpose, a trustee is considered to be a non-natural person, and the death of an individual who owns the Contact as a trustee will not be treated as the death of an Owner.

No Death Benefit will be paid until we receive Due Proof of Death. Only one Death Benefit will be paid under the Contract. If a Death Benefit becomes payable, it will be in lieu of all other benefits under the Contract and all other rights under this Contract will be terminated. If your surviving spouse (or your civil union partner/domestic partner in applicable states) becomes a successor owner of the Contract, no Death Benefit will be paid on your death.

Death Benefit under the Standard Contract. The Death Benefit will be based on the greater of:

∙the Account Value on the Death Benefit Valuation Date; or

∙the Return of Premium Value as described below.

On the Death Benefit Valuation Date, if the Return of Premium Value exceeds the Account Value, then we will add that excess to the Account Value. Any such addition shall be allocated proportionally among the Subaccounts and the Fixed Accumulation Account options based on the values of each such option as of the end of the Valuation Period immediately before that date.

Enhanced Death Benefit Rider. We offer an enhanced Death Benefit through an optional rider to the Contract. To select this Rider, you must make a Written Request. We must receive your Written Request before the Contract effective date.

You may not select this Rider if you or the eldest Owner will be age 80 or older on the Contract effective date. You may not voluntarily terminate this Rider after the Contract effective date.

If you select this Rider, we will increase the annual mortality and expense risk charge applicable to your Contract. The 0.25% increase will compensate us for the additional mortality and expense risk that we assume under the Rider. (For Contracts issued with the Enhanced Death Benefit Rider before May 1, 2009, we increased the annual mortality and expense risk charge by 0.20%.)

If you select this Rider, the amount of the Death Benefit will be based on the greatest of:

∙the Account Value on the Death Benefit Valuation Date;

∙the Return of Premium Value; or

∙the Historic High Value as described below.

On the Death Benefit Valuation Date, if the greater of (1) the Return of Premium Value, or (2) the Historic High Value, exceeds the Account Value, then we will add such excess to the Account Value. Any such addition shall be allocated proportionally among the Subaccounts and the Fixed Accumulation Account options based on the values of each such option as of the end of the Valuation Period immediately before that date.

Return of Premium Value. The Return of Premium Value is the total of all Purchase Payments received by us, reduced proportionally for any withdrawals, including withdrawals to pay charges. Any reduction in total Purchase Payments to reflect withdrawals will be made in the same percentage as the percentage reduction in your Account Value on the date of withdrawal. As a result, this reduction may be greater than the amount of the withdrawal. An example of how a withdrawal impacts the Death Benefit is provided in Appendix C.

Historic High Value. The Historic High Value after the first Contract Anniversary is your largest Account Value on any Contract Anniversary that is before the Death Benefit Valuation Date and before the 80th birthday of the eldest Owner ("largest account value"), reduced by an amount proportionate to any reduction in the Account Value due to a withdrawal after this "largest account value" was reached and any related early withdrawal charge or other related fees or charges. Any reduction in the largest account value to reflect withdrawals will be made in the same percentage as the percentage reduction in your Account Value on the date of withdrawal. As a result, this reduction may be greater than the amount of the withdrawal. An example of how a withdrawal impacts the Death Benefit is provided in Appendix C.

There is no Historic High Value before the first Contract Anniversary. The Death Benefit under this Rider before the first Contract Anniversary is effectively the same as the Death Benefit under the standard Contract.

Other Information about the Death Benefit Amount.

∙Unless transferred by the Beneficiary, the portion of the Death Benefit amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

∙The Death Benefit amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

∙The Death Benefit under this Contract will be reduced by any fees and charges due under this Contract, by any applicable premium tax or other taxes not previously deducted, and by the outstanding balance of any loans.

∙We will accrue interest on the Death Benefit payable under the Rider as required by law. Any interest will be added to the Death Benefit to be paid.

Transfers of Death Benefit Amount. Between the Death Benefit Valuation Date and the Death Benefit Commencement Date, the Beneficiary may transfer funds among the Subaccounts and the Fixed Accumulation Account. These transfers are subject to the limitations described in the Transfers section and Appendix B of this prospectus.

Form of Death Benefit Payments. You may elect to have Death Benefit payments made in one lump sum or pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional charge associated with this election.

The election must be made before your death. You may change the election at any time before your death. The election or any change in the election must be made by Written Request.

If you do not make any election, the Beneficiary may make that election after your death and on or before the Death Benefit Commencement Date. A Beneficiary may change the Beneficiary's own election by Written Request at least 30 days before the Death Benefit Commencement Date.

Lump Sum Payment of Death Benefit prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We sent the beneficiary a personalized "checkbook" for this account. If the beneficiary has not closed this account, then the beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

Application of a Death Benefit to a Settlement Option. When a Death Benefit is applied to a settlement option, we promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value on the Death Benefit Commencement Date.

The Beneficiary generally will be the person on whose life any Death Benefit payments under a settlement option will be based. If the Beneficiary is a non-natural person, the Beneficiary may elect to have payments under a life option based on the life of a person to whom the Beneficiary is obligated. This election must be made by Written Request before the Death Benefit Commencement Date. Otherwise, a Beneficiary that is a non-natural person may only elect to have settlement option payments made under a fixed period payment option.

Death Benefit Distribution Rules. Any designation of the Death Benefit Commencement Date, any election of the form of death benefit payments, and any change in the designation or the election is subject to the Death Benefit Distribution Rules provision of the Contract. These rules are summarized below.

∙For a Tax Qualified Contract. Death Benefit payments must meet the required minimum distribution rules set out in the tax qualification endorsement.

∙For any other Contract. The Death Benefit must be paid either: (1) in full within 5 years of death; or (2) over the life of the

Beneficiary or over a period certain not exceeding the Beneficiary's life expectancy, with payments at least annually starting within one year of death.

SETTLEMENT OPTIONS

The text below replaces in its entirety the first paragraph of the subsection entitled "Form of Benefit Payments under Settlement Options" of the SETTLEMENT OPTIONS section of the 2019 Flex(b) Prospectus.

Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. We guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

THE CONTRACT

The text below replaces in its entirety the subsection entitled "Successor Owner" of the "Ownership Provisions" subsection of the THE CONTRACT section of the 2019 Flex(b) Prospectus.

Successor Owner. In some cases, your spouse (or your civil union partner/domestic partner in applicable states) may succeed to the ownership of the Contract after your death. Specifically, if a Death Benefit is payable on account of your death and your spouse (or your civil union partner/domestic partner) is the sole Beneficiary under the Contract, he or she will become the successor owner of the Contract if: (1) you make that Written Request before your death; or (2) after your death, your spouse (or your civil union partner/domestic partner) makes that Written Request before the Death Benefit Commencement Date. A successor owner will succeed to all rights of ownership under the Contract except the right to name another successor owner.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules.

Step Up in Account Value for Successor Owner. If your spouse (or your civil union partner/domestic partner in applicable states) becomes the successor owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature. Any such increase will be equal to the amount, if any, that the Account Value would have been increased on the Death Benefit Valuation Date if your spouse (or civil union partner/domestic partner) had elected to take the Death Benefit. An increase will only apply if the Death Benefit would have been based on the Return of Premium Value or Historic High Value.

For this purpose, the Death Benefit Valuation Date is the earlier of: (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request to become successor owner of the Contract; or (2) the first anniversary of death. Any such increase shall be effective on the Death Benefit Valuation Date, and shall be allocated proportionally among the Subaccounts and the Fixed Accumulation Account options based on the value of each such option as of the end of the Valuation Period immediately before that date.

ABANDONED PROPERTY AND ESCHEATMENT

The text below replaces in its entirety the ABANDONED PROPERTY AND ESCHEATMENT section of the 2019 Flex(b) Prospectus.

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or

(2)from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

If the Contract owner dies and we are unable to locate the beneficiary, or if the Contract requires annuity benefit payments to start and we cannot locate the owner, the Account Value of the Contract will remain in the Subaccount and Fixed Accumulation Account options until the death benefits or Contract proceeds are claimed or escheated. If escheated, the death benefit amount or Contract proceeds will be finally determined using the Account Value at the end of the Valuation Period that is no more than seven days before date that we make the escheat payment to the state.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

∙to update your contact information, such as your address, phone number and email address, if and as it changes; and

∙to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

FEDERAL TAX MATTERS

The text below replaces in its entirety the FEDERAL TAX MATTERS section of the 2019 Flex(b) Prospectus.

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding, and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary, depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the purchase and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code ("IRC") Section 72 governs the taxation of annuities in general. The income earned on a Contract is generally not included in the Owner's taxable income until it is withdrawn from the Contract. In other words, a Contract is a tax- deferred investment. In order to qualify for this tax-deferred treatment, the Contracts must meet certain requirements related to investor control and diversification discussed in the Statement of Additional Information. Tax deferral is not available for a Contract when an Owner is a trust, corporation, LLC, partnership, or other entity unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity ("IRA") under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made with after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59½, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish "tax-sheltered annuity" or "TSA" plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59½, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70½, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee's taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59½, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees' gross income until paid under the plan. In these situations, the Contracts are not plan assets and are subject to the claims of the employer's general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other non-tax-qualified Contracts.

	Tax-Qualified Contracts and Plans		Nonqualified	Other Non-Tax-Qualified
			Deferred Compensation Plans	Contracts

Plan Types	 IRC §408 (IRA, SEP, SIMPLE IRA)		IRC §409A	IRC §72 only
	 IRC §408A (Roth IRA)		Nongovernmental IRC §457(b)
	 IRC §403(b) (Tax Sheltered Annuity)		IRC §457(f)
 IRC §401 (Pension, Profit–Sharing,
401(k))
 Governmental IRC §457(b)
 IRC §402A (Roth TSA, Roth 401(k), or
Roth 457(b))
Who May	Eligible employee, employer, or employer	Employer on behalf of eligible employee.		Anyone. Non-natural person will
Purchase a	plan.	Employer generally loses tax-deferred		generally lose tax-deferred status.
Contract		status of Contract itself.
Contribution	Contributions are limited by the IRC and/or plan requirements			None
Limits
Distribution	Distributions from Contract and/or plan may be restricted to meet IRC and/or plan			None.
Restrictions	requirements.

	Tax-Qualified Contracts and Plans	Nonqualified	Other Non-Tax-Qualified
		Deferred Compensation Plans	Contracts

Taxation of	Generally, 100% of distributions must be included in taxable income. However, the		Generally, distributions must be
Withdrawals,	portion that represents any after-tax investment is not taxable. Distributions from Roth		included in taxable income until
Surrenders,	IRA are deemed to come first from after-tax contributions. Distributions from other		all accumulated earnings are paid
and Lump Sum	plans are generally deemed to come from taxable income and after-tax investment (if		out. Thereafter, distributions are
Death Benefit	any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth		tax-free return of the original
	401(k), or Roth 457(b) are completely tax free if certain requirements are met.		investment.
	For tax purposes, all IRAs and SEP IRAs of an owner are treated as a single IRA, and		However, distributions are tax-
	all Roth IRAs of an owner are treated as a single Roth IRA.		free until any investment made
before August 14, 1982 is
returned.
For tax purposes, all non-tax-
qualified annuity contracts issued
to the same owner by the same
insurer in the same calendar year
are treated as one contract.
Taxation of	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax investment (if any)
Annuitization	to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a
Payments	specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of
(annuity benefit	each payment. In either case, once the after-tax investment has been recovered, the full amount of each benefit payment
or death	is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax
benefit)	free if certain requirements are met.
Possible	Taxable portion of payments made before	None.	Taxable portion of payments
Penalty Taxes	age 59½ may be subject to 10% penalty		made before age 59½ may be
for	tax (or 25% for a SIMPLE IRA during the		subject to a 10% penalty tax.
Distributions	first two years of participation). Penalty		Penalty taxes do not apply to
Before Age	taxes do not apply to payments after the		payments after the Owner's
59½	participant's death, or to §457 plans.		death. Other exceptions may
	Other exceptions may apply.		apply.
Assignment/	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings
Transfer of			taxable to transferor upon transfer
Contract			or assignment. Gift tax
consequences are not discussed
herein.
Federal Income	Eligible rollover distributions from §401,	Generally subject to wage withholding.	Generally, Payee may elect to
Tax	§403(b), and governmental §457(b) plans		have taxes withheld or not.
Withholding	are subject to 20% mandatory withholding
on taxable portion unless direct rollover.
For other payments, Payee may generally
elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be transferred to another non-tax-qualified annuity or to a qualified long-term care policy as a tax-free exchange under IRC Section 1035. Amounts from another non-tax-qualified annuity or from a life insurance or endowment policy may be transferred to a non-tax-qualified Contract as a tax-free exchange under IRC Section 1035.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued. All required minimum distributions due in 2020 from an IRA, a 403(b) Tax- Sheltered Annuity Plan, a 401 defined contribution plan, or a 457(b) Governmental Deferred Compensation Plan have been waived.

During the life of the Owner or plan participant:

∙For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally start by April 1 following the year that the IRA owner or plan participant reaches age 72 (or age 70 1/2 if born before July 1, 1950). However, a participant in a TSA, a pension, profit-Sharing, or 401(k) plan, or a governmental 457(b) plan may delay the start of required minimum distributions from the plan until April 1 following the year that the plan participant retires from the employer as long as he or she is not a 5% owner of the employer.

∙For a Roth IRA, there are no required distributions during the owner's life.

∙For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

∙For a Contract that is not tax-qualified, there are no required distributions during the Owner's life.

After the death of the Owner or plan participant:

∙For a tax-qualified Contract, required minimum distributions vary depending on the type of beneficiary. Some beneficiaries may take payments over life or life expectancy, and others must receive all benefits within five or ten years after death.

∙For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

∙For a Contract that is not tax-qualified, if payments have begun under a settlement option, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death or must be paid out in substantially equal payments over the life or life expectancy of the designated beneficiary.

∙For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse as defined by federal tax law may elect out of these requirements and apply the required distribution rules as if the Contract were his or her own.

Life expectancies for required distributions are calculated based on standard life expectancy tables adopted under federal tax law.

APPENDIX A: CONDENSED FINANCIAL INFORMATION

The text below replaces in its entirety APPENDIX A: CONDENSED FINANCIAL INFORMATION of the 2019 Flex(b) Prospectus.

Accumulation Unit information (number of Accumulation Units outstanding and Accumulation Unit Values) for each Subaccount at December 31, 2019 is included in the financial statements of Annuity Investors Variable Account C. The beginning Accumulation Unit Value for the BNY Mellon Variable Investment Fund Government Money Market Portfolio (formerly the Dreyfus VIF Government Money Market Portfolio) Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

APPENDIX D: CLOSED SUBACCOUNTS

The text below replaces in its entirety APPENDIX D: CLOSED SUBACCOUNTS of the 2019 Flex(b) Prospectus.

This Appendix provides information you should know before making any decision to allocate Purchase Payments or transfer amounts to the Subaccounts (individually, the "Closed Subaccount" and collectively, the "Closed Subaccounts") investing in the Portfolios listed below ("Closed Portfolios"). Each Closed Subaccount is an additional investment option available only to

Contract Owners who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

PORTFOLIO	SHARE	ADVISOR	INVESTMENT	CUTOFF
	CLASS		CATEGORY	DATE

AB Variable Products Series Fund, Inc.	Class B	AllianceBernstein L.P.	Global Equity Large	April 30, 2010
AB International Value Portfolio			Cap: Large Value
AIM Variable Insurance Funds (Invesco	Series II	Invesco Advisers, Inc.	Cautious Allocation:	April 30, 2009
Variable Insurance Funds)			Large Blend
Invesco Oppenheimer V.I. Conservative
Balanced Fund
Calamos® Advisors Trust	N/A	Calamos Advisors LLC	Aggressive Allocation:	April 30, 2012
Calamos® Growth and Income Portfolio			Large Blend
Davis Variable Account Fund, Inc.	N/A	Davis Selected Advisors, LP	US Equity Large Cap	April 30, 2015
Davis Value Portfolio		Sub-Advisor: Davis Selected Advisers-NY,	Blend: Large Blend
Inc. (an affiliate of Davis Selected
Advisors, L.P.)

Condensed Financial Information for Closed Subaccounts

Accumulation Unit information (number of Accumulation Units outstanding and Accumulation Unit Values) for each Closed Subaccount at December 31, 2019 is included in the financial statements of Annuity Investors Variable Account C. The beginning Accumulation Unit Value for each Closed Subaccount was 10.000000 as of its inception date.

0029645.0716906 4847-4375-8778v1